Earnings Per Share ("EPS")	9 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Earnings Per Share ("EPS")
15.	EARNINGS PER SHARE (“EPS”)

A reconciliation of net income attributable to Baidu, Inc. in the unaudited interim condensed consolidated statements of comprehensive income to the numerator for the computation of basic and diluted earnings per share for the three-month periods ended September 30, 2017 and 2018 is as follows:

	For the three months ended
	September 30, 2017	September 30, 2018	September 30, 2018
	RMB	RMB	US$
	(In millions)
	(unaudited)
Net income attributable to Baidu, Inc.	7,949	12,396	1,805
Accretion of the redeemable noncontrolling interests	466	—	—

Net income available to ordinary shareholders	8,415	12,396	1,805

The following table sets forth the computation of basic and diluted net income attributable to Baidu, Inc. per Class A and Class B ordinary share for the three-month periods ended September 30, 2017 and 2018

	For the three months ended
	September 30, 2017		September 30, 2018
	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	US$	RMB	US$
	(In millions, except for number of shares, per share and per ADS data)
	(unaudited)
Earnings per share — basic:
Numerator
Allocation of net income available to ordinary shareholders	6,666	1,749	9,838	1,432	2,558	373
Denominator
Weighted average ordinary shares outstanding	27,489,083	7,214,841	27,690,479	27,690,479	7,201,254	7,201,254

Denominator used for earnings per share	27,489,083	7,214,841	27,690,479	27,690,479	7,201,254	7,201,254
Earnings per share — basic	242.48	242.48	355.27	51.73	355.27	51.73

Earnings per share — diluted:
Numerator
Allocation of net income available to ordinary shareholders	6,680	1,735	9,857	1,435	2,539	370
Reallocation of net income available to ordinary shareholders as a result of conversion of Class B to Class A shares	1,735	—	2,539	370	—	—

Allocation of net income available to ordinary shareholders	8,415	1,735	12,396	1,805	2,539	370
Denominator
Weighted average ordinary shares outstanding	27,489,083	7,214,841	27,690,479	27,690,479	7,201,254	7,201,254
Conversion of Class B to Class A ordinary shares	7,214,841	—	7,201,254	7,201,254	—	—
Share-based awards	287,253	—	267,014	267,014	—	—

Denominator used for earnings per share	34,991,177	7,214,841	35,158,747	35,158,747	7,201,254	7,201,254
Earnings per share — diluted	240.49	240.49	352.57	51.34	352.57	51.34

Earnings per ADS:
Denominator used for earnings per ADS — basic	274,890,830		276,904,790	276,904,790
Denominator used for earnings per ADS — diluted	349,911,770		351,587,470	351,587,470
Earnings per ADS — basic	24.25		35.53	5.17

Earnings per ADS — diluted	24.05		35.26	5.13

The Company did not include certain stock options and restricted shares in the computation of diluted earnings per share for the three-month periods ended September 30, 2017 and 2018 when those stock options or restricted shares were anti-dilutive for the respective periods.

A reconciliation of net income attributable to Baidu, Inc. in the unaudited interim condensed consolidated statements of comprehensive income to the numerator for the computation of basic and diluted earnings per share for the nine-month periods ended September 30, 2017 and 2018 is as follows:

	For the nine months ended
	September 30, 2017	September 30, 2018	September 30, 2018
	RMB	RMB	US$
	(In millions)
	(unaudited)
Net income attributable to Baidu, Inc.	14,141	25,492	3,711
Accretion of the redeemable noncontrolling interests	(173)	(128)	(19)

Net income available to ordinary shareholders	13,968	25,364	3,692

The following table sets forth the computation of basic and diluted net income attributable to Baidu, Inc. per share for Class A and Class B ordinary shares for the nine-month periods ended September 30, 2017 and 2018:

	For the nine months ended
	September 30, 2017		September 30, 2018
	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	US$	RMB	US$
	(In millions, except for number of shares, per share and per ADS data)
	(unaudited)
Earnings per share - basic:
Numerator
Allocation of net income available to ordinary shareholders	11,038	2,930	20,130	2,930	5,234	762
Denominator
Weighted average ordinary shares outstanding	27,425,010	7,280,283	27,693,504	27,693,504	7,201,254	7,201,254

Denominator used for earnings per share	27,425,010	7,280,283	27,693,504	27,693,504	7,201,254	7,201,254
Earnings per share - basic	402.48	402.48	726.87	105.83	726.87	105.83

Earnings per share - diluted:
Numerator
Allocation of net income available to ordinary shareholders	11,054	2,914	20,177	2,937	5,187	755
Reallocation of net income available to ordinary shareholders as a result of conversion of Class B to Class A shares	2,914	—	5,187	755	—	—

Allocation of net income available to ordinary shareholders	13,968	2,914	25,364	3,692	5,187	755
Denominator
Weighted average ordinary shares outstanding	27,425,010	7,280,283	27,693,504	27,693,504	7,201,254	7,201,254
Conversion of Class B to Class A ordinary shares	7,280,283	—	7,201,254	7,201,254	—	—
Share-based awards	189,712	—	318,479	318,479	—	—

Denominator used for earnings per share	34,895,005	7,280,283	35,213,237	35,213,237	7,201,254	7,201,254
Earnings per share - diluted	400.29	400.29	720.30	104.88	720.30	104.88

Earnings per ADS:
Denominator used for earnings per ADS - basic	274,250,100		276,935,040	276,935,040
Denominator used for earnings per ADS - diluted	348,950,050		352,132,370	352,132,370
Earnings per ADS - basic	40.25		72.69	10.58

Earnings per ADS - diluted	40.03		72.03	10.49

The Company did not include certain stock options and restricted shares in the computation of diluted earnings per share for the nine-month periods ended September 30, 2017 and 2018 when those stock options or restricted shares were anti-dilutive for earnings per share for the respective periods.